Share-Based Compensation - Summary of Equity-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total equity-based compensation expense	$ 646	$ 233
Research and Development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total equity-based compensation expense	250	105
Selling and Marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total equity-based compensation expense	6
General and Administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total equity-based compensation expense	$ 390	$ 128